MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 22,086	$ 41,587
Fair value increase/decrease	$ 19,501	$ 97,698